LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details 5)	3 Months Ended
Mar. 31, 2019 USD ($)
Finance lease expenses:
Depreciation/amortization expense	$ 13,374
Interest on lease liabilities	1,343
Finance lease expense	14,717
Operating lease expense	52,548
Short-term lease expense	13,283
Total lease expenses	$ 80,548